Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Asset Allocation Funds, Equity-Related Strategy Funds, International Bond Funds, Quantitative Strategies, Short Duration Strategy Funds and Tax-Efficient Strategy Funds Prospectuses that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 286, which was filed on July 27, 2016 and (ii) the text of Post-Effective Amendment No. 286 was filed electronically on July 27, 2016.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Joshua D. Ratner

    Ryan Leshaw

    Wu-Kwan Kit

    Brendan C. Fox